UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                     --------

                                   FORM N-CSRS
                                     --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                     --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

    REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2005

                    DATE OF REPORTING PERIOD: APRIL 30, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS.


                         THE ADVISORS' INNER CIRCLE FUND





[ACADIAN LOGO OMITTED]

ACADIAN EMERGING MARKETS PORTFOLIO

SEMI-ANNUAL REPORT                                                APRIL 30, 2005




                                       INVESTMENT ADVISER:
                                       ACADIAN ASSET MANAGEMENT, INC.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               APRIL 30, 2005
--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter ....................................................      1

Statement of Net Assets .................................................      4

Statement of Operations .................................................     12

Statement of Changes in Net Assets ......................................     13

Financial Highlights ....................................................     14

Notes to Financial Statements ...........................................     15

Disclosure of Portfolio Expenses ........................................     22

--------------------------------------------------------------------------------




The Portfolio's Form N-Q is available on the Commission's web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 1-866-AAM-6161; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------
April 30, 2005

Dear Shareholder:

We are pleased to present the semi-annual report for the Acadian Emerging Markets Portfolio. This commentary covers the six months from November 1, 2004 to April 30, 2005, focusing on the Portfolio's performance and some of the conditions and decisions that impacted returns.

PORTFOLIO PERFORMANCE

For the six months ended April 30, 2005, the Acadian Emerging Markets Portfolio returned 14.7%, versus 13.8% for the IFC Investable Index, a widely followed emerging markets benchmark.

ECONOMIC AND MARKET CONDITIONS

The emerging markets were very mixed over the period, moving from strong returns in late 2004 and early 2005 to more unsettled and negative conditions in the March-April timeframe. Early in the period, world markets rebounded following the U.S. election as investors' fears were assuaged by a decisive election result and stabilizing oil prices. This momentum continued into 2005, and by the end of February the emerging markets (as measured by MSCI) were up 9.0% for the calendar year-to-date. March and April, however, saw a reversal and the emerging markets fell in both months. As of the end of April, they were slightly negative at -0.9% for the calendar year-to-date. The fiscal year-to-date returns, cited in the first paragraph above, remain quite strong however. In general March and April saw a flight to perceived "quality," especially away from stocks with leverage on global growth, energy, and trade - all characteristics of emerging markets.

SOURCE FOR RETURNS CITED: FACTSET

INVESTMENT STRATEGY USED DURING THE PERIOD

Acadian continues to pursue its highly structured and disciplined approach to the emerging markets, using a database of information on over 60 emerging markets and over 5000 stocks. Our emerging markets process emphasizes country selection but also examines a variety of factors at the stock level. As a result, the Portfolio was invested in 22 emerging equity markets, with benchmark-relative overweightings in such markets as Russia, Turkey, South Korea, China, Indonesia, Taiwan and Poland. The Portfolio was underweighted in India, Mexico, Brazil, Israel, Chile, South Africa and Thailand.

The resulting Portfolio had what we believe to be very attractive valuation characteristics, with a price/book value, price/sales ratio and price/earnings ratio all lower than the benchmark index. The Portfolio also held stocks that were on average somewhat smaller in

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------
capitalization size than those in the IFC index, with relatively more assets in the mid-size $1-$5 billion capitalization range, and fewer assets in the larger-size range of $5-20 billion in capitalization.

COMMENTARY ON THE PORTFOLIO'S INVESTMENT PERFORMANCE

The Portfolio returned 14.7% in U.S. dollars for the six months ending April 30, 2005. A standard emerging markets index such as the IFC Investable Index returned 13.8% over the same period. The Portfolio gained 550 basis points of value from stock selection relative to the benchmark index, though this was partially offset by 440 basis points of negative return from country allocations. The net active return was thus 110 basis points of outperformance. Specific investments impacting performance included the following:

HELPED PORTFOLIO

   o  Stock selection and overweighting in Korea

   o  Stock selection and underweighting in South Africa

   o  Stock selection in Poland

   o  Stock selection and underweighting in Mexico

   o  Stock selection in China

   o  Overweighting in Indonesia

HURT PORTFOLIO

   o  Underweighting and stock selection in Brazil

   o  Overweighting in Russia

   o  Opportunistic allocation to the United States

   o  Stock selection in Taiwan

   o  Underweighting and stock selection in Egypt

   o  Lack of exposure to Israel

Most other markets were either neutral or saw slightly positive or slightly negative active return.

CURRENT OUTLOOK

   o We believe the current atmosphere of risk aversion will pass. We still favor the emerging markets as an asset class due to its attractive valuations and healthy economic fundamentals such as reduction in corporate and government debt and increased currency flexibility, which have decreased the likelihood of an Asian currency shock like the one that occurred in 1997-1998.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------
   o The Asian emerging markets offer a diverse set of economic outlooks. Taiwan is a highly-ranked market in the region due to positive long-term mean reversion effects and attractive valuations following recent declines. Korea continues to be inexpensively valued, and data suggests a positive shorter-term forecast. Pakistan, India and Thailand are expensive and look less attractive.

   o Central European markets, such as Poland, Hungary and the Czech Republic, continue to appear negative due to relatively high risk and unfavorable earnings trends. An exception to this trend is Russia, which is one of our framework's highest-rated markets.

   o Of the Latin American markets, Venezuela is expected to reverse its recent negative direction, primarily due to positive cyclical trends. Mexico and Brazil have a less favorable outlook due to their tight monetary policies and relatively expensive valuations.

If we can provide any further information, please contact me at (617) 946-3500.

Sincerely,


/s/Churchill G. Franklin


Churchill G. Franklin
Executive Vice President

This represents the manager's assessment of the Portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

The IFC INVESTABLE INDEX is designed to measure the type of returns foreign portfolio investors might receive from investing in emerging market stocks that are legally and practically available to them. Constituents for the IFC Investable Index series are drawn from the IFCG stock universe based on size, liquidity, and their legal and practical availability to foreign institutional investors. As with IFCG indices, Standard & Poor's calculates a coefficient, called the Investable Weight Factor (IWF), to adjust market capitalization for cross, government and strategic holdings. In addition, the IWF is used to account for any foreign investment restrictions either at the national level or by the individual company's corporate statute. Some markets included in the IFCG Index are not included in the IFC Investable Index due to limits on foreign investment or a lack of stocks that meet the more stringent IFC Investable size and liquidity screens. The IFC Investable Index currently includes 22 markets.

THE ADVISORS' INNER CIRCLE FUND                       ACADIAN EMERGING
                                                      MARKETS PORTFOLIO
                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SECTOR WEIGHTINGS+
[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

Industrials                          22.6%
Energy                               22.2%
Telecommunication Services           11.6%
Financials                           11.4%
Consumer Discretionary                9.5%
Information Technology                8.7%
Utilities                             4.7%
Materials                             4.2%
Consumer Staples                      3.3%
Health Care                           1.5%
Short-Term Investments                0.3%
Warrants                              0.0%
+ PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

--------------------------------------------------------------------------------
 COMMON STOCK -- 94.5%
--------------------------------------------------------------------------------
                                                          SHARES       VALUE
                                                         -------   -------------
BRAZIL -- 1.0%
   Banco Itau Holding Financeira* .................       36,300   $  6,237,311
   Brasil Telecom Participacoes* ..................          794              7
   Cia de Bebidas das Americas* ...................          860            217
   Cia de Saneamento Basico do Estado de Sao Paulo*          138              7
   Embratel Participacoes* ........................          794              1
   Seara Alimentos* ...............................          911              2
   Sociedad de Participacoes Cime* (a) ............      131,000             --
   Tele Centro Oeste Celular Participacoes* .......          799              5
   Tele Norte Celular Participacoes* ..............          794             --
   Telecomunicacoes de Sao Paulo* .................          794             12
   Telefonica Data Brasil Holding* ................          794             --
   Telemig Celular Participacoes* .................          794              3
   Telesp Celular Participacoes* ..................          794              2
   Tim Participacoes* .............................        1,529              2
                                                                   ------------
                                                                      6,237,569
                                                                   ------------
CHINA -- 9.0%
   Bengang Steel Plates, Cl B .....................    2,066,180        803,353
   China Petroleum & Chemical, Cl H ...............   28,699,000     11,232,125
   China Shipping Container Lines, Cl H ...........    2,306,000      1,072,661
   China Telecom, Cl H ............................   42,666,100     14,371,681


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ACADIAN EMERGING
                                                      MARKETS PORTFOLIO
                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                          SHARES       VALUE
                                                         -------   -------------
CHINA -- CONTINUED
   Jilin Chemical Industrial* .....................    1,356,000   $    297,544
   PetroChina, Cl H ...............................   42,430,328     25,453,841
   Sinopec Shanghai Petrochemical .................    2,820,000      1,049,403
                                                                   ------------
                                                                     54,280,608
                                                                   ------------
COLOMBIA -- 0.0%
   Adminver* ......................................      304,280         10,506
                                                                   ------------
EGYPT -- 0.2%
   Alexandria National Iron & Steel ...............        7,000        915,223
                                                                   ------------
HONG KONG -- 3.7%
   China Mobile Hong Kong .........................    6,342,500     21,974,528
   CNPC Hong Kong .................................    2,060,000        317,208
                                                                   ------------
                                                                     22,291,736
                                                                   ------------
INDIA -- 0.7%
   Infosys Technologies ADR* ......................       70,700      4,185,440
                                                                   ------------
INDONESIA -- 4.5%
   Astra International* ...........................   12,239,000     13,509,254
   Bank Central Asia* .............................   22,667,500      7,292,589
   Bank Mandiri Persero* ..........................   39,430,000      6,600,544
                                                                   ------------
                                                                     27,402,387
                                                                   ------------
MALAYSIA -- 2.2%
   British American Tobacco Malaysia* .............      237,400      2,686,722
   IOI ............................................    1,322,000      3,183,656
   IOI Properties* ................................          500          1,040
   Kulim Malaysia .................................      220,000        178,339
   Malaysia International Shipping ................      102,500        469,404
   Proton Holdings* ...............................      295,000        609,488
   Saship Holdings* (a) ...........................      481,000             --
   Telekom Malaysia ...............................    2,184,700      5,548,718
   YTL ............................................      644,373        907,329
                                                                   ------------
                                                                     13,584,696
                                                                   ------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ACADIAN EMERGING
                                                      MARKETS PORTFOLIO
                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                          SHARES       VALUE
                                                         -------   -------------
MEXICO -- 1.2%
   America Telecom* ...............................      507,000   $  1,371,362
   Grupo Celanese* (a) ............................       99,000             --
   Grupo Financiero Banorte* ......................      837,911      5,413,949
   Grupo Televisa* ................................      179,100        505,509
                                                                   ------------
                                                                      7,290,820
                                                                   ------------
PHILIPPINES -- 2.3%
   Ayala Land* ....................................    2,690,371        388,609
   Bank of the Philippine Islands* ................      212,136        188,565
   Globe Telecom* .................................       18,925        283,875
   International Container Term Services ..........    2,321,700        313,860
   Philippine Long Distance Telephone* ............      483,020     12,343,844
   SM Prime Holdings* .............................    3,025,867        414,656
                                                                   ------------
                                                                     13,933,409
                                                                   ------------
POLAND -- 3.6%
   Polski Koncern Naftowy Orlen* ..................    1,567,500     21,533,276
                                                                   ------------
RUSSIA -- 10.4%
   Lukoil  ADR* ...................................      163,270     22,237,374
   MMC Norilsk Nickel  ADR* .......................      114,700      6,365,850
   OAO Gazprom  ADR* ..............................      521,420     17,597,925
   Tatneft  ADR* ..................................       19,454        644,900
   Unified Energy System  ADR* ....................      158,000      4,691,020
   Vimpel-Communications  ADR* ....................      357,200     11,687,584
                                                                   ------------
                                                                     63,224,653
                                                                   ------------
SOUTH AFRICA -- 6.2%
   ABSA Group .....................................      434,800      5,572,890
   Mittal Steel South Africa ......................      881,841      7,380,152
   Standard Bank Group ............................      454,500      4,547,246
   Telkom .........................................      872,438     15,206,580
   Tiger Brands ...................................      310,700      4,888,278
                                                                   ------------
                                                                     37,595,146
                                                                   ------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ACADIAN EMERGING
                                                      MARKETS PORTFOLIO
                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                          SHARES       VALUE
                                                         -------   -------------
SOUTH KOREA -- 22.7%
   Asia Cement ....................................        6,600   $    211,836
   Daelim Industrial ..............................       25,960      1,283,679
   Daewoo Engineering & Construction ..............      437,940      3,210,974
   DC Chemical ....................................       16,680        332,931
   Dongbu Insurance ...............................      974,750      7,772,580
   Dongbu Steel ...................................      155,600      1,515,422
   Dongkuk Steel Mill .............................      157,678      2,237,857
   Doosan* ........................................       20,280        212,564
   Hanjin Shipping ................................      672,930     18,426,268
   Hankuk Electric Glass ..........................        7,950        346,866
   Hanwha .........................................      241,780      3,843,744
   Hanwha Chemical ................................      185,890      2,181,457
   Honam Petrochemical ............................       54,440      2,432,600
   Hyundai Department Store H&S ...................      172,350      5,367,570
   Hyundai Development ............................       53,290      1,058,317
   Hyundai Mipo Dockyard ..........................       32,550      2,073,144
   INI Steel ......................................      663,050     10,374,704
   Kia Motors .....................................      499,330      6,185,281
   Korea Computer Holdings (a) ....................      190,000        285,858
   Korea Electric Power ...........................      934,570     27,090,344
   Korea Kumho Petrochemical ......................       88,620      1,497,740
   KT&G ...........................................       68,220      2,463,310
   Kumho Industrial ...............................       54,250        652,959
   Kyeryong Construction Industrial ...............       38,000        870,913
   LG Insurance ...................................      180,790      1,024,537
   Posco ..........................................      153,180     27,578,546
   Samsung Electronics ............................        6,405      2,903,771
   Ssangyong Engineering & Construction* ..........       82,000        604,514
   Ssangyong Motor* ...............................      216,080      1,452,092
   Youngone .......................................      629,460      1,925,630
                                                                   ------------
                                                                    137,418,008
                                                                   ------------
TAIWAN -- 21.8%
   Acer ...........................................           14             23
   Asustek Computer ...............................      230,000        617,163
   Cathay Financial Holding .......................    2,107,000      3,811,896
   China Steel ....................................   19,447,415     20,051,449


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ACADIAN EMERGING
                                                      MARKETS PORTFOLIO
                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                          SHARES       VALUE
                                                         -------   -------------
TAIWAN -- CONTINUED
   Chunghwa Picture Tubes* ........................   11,237,000   $  4,839,502
   CMC Magnetics ..................................    4,800,000      1,905,860
   Compeq Manufacturing* ..........................    1,662,000        470,448
   Delta Electronics ..............................    1,491,700      2,388,248
   Evergreen Marine Corp Tawain ...................    1,056,679      1,011,678
   Far Eastern Textile ............................   12,940,801      8,805,380
   Far EasTone Telecommunications* ................   10,528,800     12,912,361
   Formosa Chemicals & Fibre ......................      595,000      1,211,719
   Gigabyte Technology ............................      251,000        247,544
   High Tech Computer .............................      890,000      6,255,363
   HON HAI Precision Industry .....................    1,916,000      9,110,663
   Inventec .......................................    4,587,999      1,961,248
   Lite-On Technology .............................      999,600      1,053,053
   Mercuries & Associates .........................           13              3
   Micro-Star International .......................      760,000        474,544
   Powertech Technology* ..........................    1,072,000      3,144,259
   ProMOS Technologies* ...........................   30,933,000     11,291,585
   Ritek ..........................................    9,583,000      2,838,385
   Shin Kong Financial Holding ....................    6,119,909      5,722,105
   Silicon Integrated Systems* ....................    1,028,000        439,443
   Stark Technology ...............................      453,000        208,151
   Taishin Financial Holdings .....................    6,294,000      5,632,959
   Taiwan Cement ..................................    5,007,000      3,046,206
   Taiwan Mobile ..................................      762,000        763,708
   Taiwan Semiconductor Manufacturing .............   10,560,000     17,549,280
   Tatung* ........................................    3,700,000      1,107,749
   U-Ming Marine Transport ........................      215,000        351,105
   Universal Scientific Industrial ................    1,334,000        508,312
   Wan Hai Lines ..................................      920,000        969,196
   Winbond Electronics* ...........................    2,774,000        804,753
   Wistron* .......................................          260            147
   WUS Printed Circuit ............................      870,000        310,615
                                                                   ------------
                                                                    131,816,103
                                                                   ------------
THAILAND -- 0.2%
   Thoresen Thai Agencies* ........................    1,135,400      1,072,626
                                                                   ------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ACADIAN EMERGING
                                                      MARKETS PORTFOLIO
                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                          SHARES       VALUE
                                                         -------   -------------
TURKEY -- 4.7%
   Akbank .........................................      901,330   $  4,315,223
   Haci Omer Sabanci Holding ......................      440,352      1,280,794
   Petrol Ofisi* ..................................      117,000        311,663
   Tupras Turkiye Petrol Rafine* ..................      131,417      1,655,722
   Turk Sise ve Cam Fabrikalari ...................    4,351,845      9,524,556
   Turkiye Is Bankasi .............................    1,803,628      9,154,483
   Vestel Elektronik Sanayi* ......................      674,121      2,329,576
                                                                   ------------
                                                                     28,572,017
                                                                   ------------
VENEZUELA -- 0.1%
   Banco Venezolano de Credito* ...................       67,437         69,130
   Cemex Venezuela Saca* ..........................      208,000         43,787
   Cia Anonima Nacional Telefonos de Venezuela,
      Cl D  ADR* ..................................       27,600        528,264
   Mercantil Servicios Financieros* ...............      167,818        147,455
   Siderurgica Venezolana Sivensa* ................           78              2
                                                                   ------------
                                                                        788,638
                                                                   ------------
   TOTAL COMMON STOCK
      (Cost $464,952,086) .........................                 572,152,861
                                                                   ------------
--------------------------------------------------------------------------------
 PREFERRED STOCK -- 3.6%
--------------------------------------------------------------------------------
BRAZIL -- 3.6%
   Banco Bradesco* ................................       85,410      2,629,795
   Brasil Telecom* ................................      192,208            765
   Brasil Telecom Participacoes* ..................           60             --
   Cia Brasileira de Distribuicao Grupo Pao
      de Acucar* ..................................          921             19
   Cia de Transmissao de Energia Eletrica Paulista*          476              3
   Cia Siderurgica de Tubarao* ....................  100,095,719      4,973,479
   Elektro Eletricidade e Servicos* ...............          638              2
   Embratel Participacoes* ........................           60             --
   Investimentos Itau* ............................    2,003,000      3,917,499
   Lojas Americanas* ..............................          327              6
   Metalurgica Gerdau* ............................      358,659      4,827,938
   Sadia* .........................................      476,000        761,359
   Sao Carlos Empreendimentos e Participacoes* ....          327              1
   Tele Centro Oeste Cel ..........................          460              2
   Tele Norte Celular Participacoes* ..............           60             --


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ACADIAN EMERGING
                                                      MARKETS PORTFOLIO
                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 PREFERRED STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                          SHARES       VALUE
                                                         -------   -------------
BRAZIL -- CONTINUED
   Telecomunicacoes de Sao Paulo* .................           60   $          1
   Telefonica Data Brasil Holding* ................           60             --
   Telemig Celular Participacoes* .................           60             --
   Telesp Celular Participacoes* ..................          502              1
   Tim Participacoes* .............................          115             --
   Tractebel Energia* .............................        1,020              4
   Usinas Siderurgicas de Minas Gerais* ...........      244,700      4,920,545
   Vale do Rio Doce* (a) ..........................       19,960             --
                                                                   ------------
                                                                     22,031,419
                                                                   ------------
   TOTAL PREFERRED STOCK
      (Cost $13,062,816) ..........................                  22,031,419
                                                                   ------------
--------------------------------------------------------------------------------
 FOREIGN RIGHTS -- 0.0%
--------------------------------------------------------------------------------
BRAZIL -- 0.0%
   Telemig Cellular, Expires 05/27/05* (Cost $0) ..           10             --
                                                                   ------------
--------------------------------------------------------------------------------
 WARRANTS -- 0.0%
--------------------------------------------------------------------------------
MALAYSIA -- 0.0%
   Kulim Malaysia, Expires 6/30/09* (Cost $0) .....       44,000          9,727
                                                                   ------------
--------------------------------------------------------------------------------
 SHORT-TERM INVESTMENT -- 0.3%
--------------------------------------------------------------------------------
   Union Bank of California, Money Market Fund
      (Cost $2,031,908) ...........................    2,031,908      2,031,908
                                                                   ------------
   TOTAL INVESTMENTS -- 98.4%
      (Cost $480,046,810) .........................                $596,225,915
                                                                   ------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ACADIAN EMERGING
                                                      MARKETS PORTFOLIO
                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                       VALUE
                                                                   -------------

OTHER ASSETS AND LIABILITIES -- 1.6%
   Investment Advisory Fees Payable ...............                $   (516,757)
   Administrative Fees Payable ....................                     (76,025)
   Trustees' Fees Payable .........................                      (2,830)
   Payable for Fund Shares Redeemed ...............                    (749,849)
   Other Assets and Liabilities, Net ..............                  10,933,998
                                                                   ------------
   TOTAL OTHER ASSETS AND LIABILITIES .............                   9,588,537
                                                                   ------------
   NET ASSETS -- 100.0% ...........................                $605,814,452
                                                                   ============
--------------------------------------------------------------------------------
 NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
   Paid in Capital ................................                $435,090,990
   Undistributed net investment income ............                   4,274,899
   Accumulated net realized gain on investments ...                  50,199,573
   Net unrealized appreciation on investments .....                 116,179,105
   Net unrealized appreciation on forward foreign
      currency contracts, foreign currencies and
      translation of other assets and liabilities
      denominated in foreign currencies ...........                      69,885
                                                                   ------------
   NET ASSETS .....................................                $605,814,452
                                                                   ============
INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of beneficial interest
      (unlimited authorization -- no par value) ...                  29,353,465
                                                                   ============
NET ASSET VALUE, Offering and Redemption Price Per
    Share -- Institutional Class ..................                      $20.64
                                                                         ======
   *  NON-INCOME PRODUCING SECURITY
 ADR  AMERICAN DEPOSITARY RECEIPT
  CL  CLASS
 (A) SECURITIES ARE FAIR VALUED BY THE BOARD OF TRUSTEES. THE TOTAL VALUE OF SUCH SECURITIES AS OF APRIL 30, 2005 WAS $285,858 AND REPRESENTING 0.0% OF NET ASSETS.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       ACADIAN EMERGING
                                                      MARKETS PORTFOLIO FOR
                                                      THE SIX MONTHS ENDED
                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends ........................................................  $10,106,461
Less: Foreign Taxes Withheld .....................................   (1,038,903)
                                                                    -----------
   TOTAL INCOME ..................................................    9,067,558
                                                                    -----------
EXPENSES
Investment Advisory Fees .........................................    3,215,022
Administration Fees ..............................................      322,687
Trustees' Fees ...................................................        3,599
Shareholder Servicing Fees .......................................      545,700
Custodian Fees ...................................................      471,559
Transfer Agent Fees ..............................................      122,321
Printing Fees ....................................................       48,876
Filing and Registration Fees .....................................       19,225
Legal Fees .......................................................       11,430
Audit Fees .......................................................        7,944
Other Expenses ...................................................       23,889
                                                                    -----------
   TOTAL EXPENSES ................................................    4,792,252
                                                                    -----------
NET INVESTMENT INCOME ............................................    4,275,306
                                                                    -----------
NET REALIZED GAIN (LOSS) ON:
   Investments ...................................................   52,207,792
   Foreign Currency Transactions .................................     (949,151)
                                                                    -----------
NET REALIZED GAIN ON INVESTMENTS
   AND FOREIGN CURRENCY TRANSACTIONS .............................   51,258,641
                                                                    -----------
NET CHANGE IN UNREALIZED APPRECIATION ON:
   Investments ...................................................   28,436,410
   Foreign Currency Transactions .................................       34,079
                                                                    -----------
NET CHANGE IN UNREALIZED APPRECIATION ............................   28,470,489
                                                                    -----------
NET GAIN ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS ........   79,729,130
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .............  $84,004,436
                                                                    ===========


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                    SIX MONTHS
                                                       ENDED         YEAR ENDED
                                                   APRIL 30, 2005   OCTOBER 31,
                                                     (UNAUDITED)        2004
                                                   -------------   ------------
OPERATIONS:
   Net Investment Income .........................  $  4,275,306   $  4,650,224
   Net Realized Gain on Investments and
     Foreign Currency Transactions ...............    51,258,641     12,050,230
   Net Increase from Payments by Affiliate(1) ....            --          3,485
   Net Change in Unrealized Appreciation on
     Investments and Foreign Currency Transactions    28,470,489     64,652,400
                                                    ------------   ------------
   NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS ..............................   84,004,436     81,356,339
                                                    ------------   ------------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income .........................    (2,690,895)      (740,753)
   Net Realized Gains ............................   (14,319,967)            --
                                                    ------------   ------------
     TOTAL DIVIDENDS AND DISTRIBUTIONS ...........   (17,010,862)      (740,753)
                                                    ------------   ------------
CAPITAL SHARE TRANSACTIONS:
   Issued ........................................   135,038,424    591,022,945
   In Lieu of Cash Distributions .................    15,956,499        672,096
   Redemption Fees -- Note 2 .....................        92,713      1,109,002
   Redeemed ......................................  (157,860,142)  (291,041,534)
                                                    ------------   ------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM
     CAPITAL SHARE TRANSACTIONS ..................    (6,772,506)   301,762,509
                                                    ------------   ------------
     TOTAL INCREASE IN NET ASSETS ................    60,221,068    382,378,095
                                                    ------------   ------------
NET ASSETS:
   Beginning of Period ...........................   545,593,384    163,215,289
                                                    ------------   ------------
   End of Period (including undistributed net
     investment income of $4,274,899 and
     $2,690,488, respectively) .................... $605,814,452   $545,593,384
                                                    ============   ============
SHARE TRANSACTIONS:
   Issued ........................................     6,570,556     35,782,865
   In Lieu of Cash Distributions .................       807,491         44,480
   Redeemed ......................................    (7,518,589)   (17,903,026)
                                                    ------------   ------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING
     FROM SHARE TRANSACTIONS ......................     (140,542)    17,924,319
                                                    ============   ============

(1) SEE NOTE 5 IN NOTES TO FINANCIAL STATEMENTS.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                     SIX MONTHS
                                         ENDED
                                       APRIL 30,                      YEARS ENDED OCTOBER 31,
                                         2005*^     --------------------------------------------------------
                                     (UNAUDITED)      2004*       2003*      2002(1)       2001        2000
                                     -----------    --------     -------     -------     -------     -------
Net Asset Value,
   Beginning of Period ..............  $  18.50     $  14.11     $   9.06    $  7.61     $  8.85     $  9.39
                                       --------     --------     --------    -------     -------     -------
Income from Operations
   Net Investment Income ............      0.14         0.19         0.09       0.13        0.07        0.16
   Net Realized and Unrealized
     Gain (Loss) ....................      2.54         4.21         4.99       1.26+      (1.25)      (0.59)+
                                       --------     --------     --------    -------     -------     -------
   Total from Operations ............      2.68         4.40         5.08       1.39       (1.18)      (0.43)
                                       --------     --------     --------    -------     -------     -------
Payment by Affiliate ................        --         0.00**         --         --          --          --
                                       --------     --------     --------    -------     -------     -------
Redemption Fees .....................      0.00**       0.04         0.02       0.07        0.00**        --
                                       --------     --------     --------    -------     -------     -------
Dividends and Distributions:
   Net Investment Income ............     (0.08)       (0.05)       (0.05)     (0.01)      (0.06)      (0.11)
   Net Realized Gains ...............     (0.46)          --           --         --          --          --
                                       --------     --------     --------    -------     -------     -------
   Total Dividends and
     Distributions ..................     (0.54)       (0.05)       (0.05)     (0.01)      (0.06)      (0.11)
                                       --------     --------     --------    -------     -------     -------
Net Asset Value, End of Period ......  $  20.64     $  18.50     $  14.11    $  9.06     $  7.61     $  8.85
                                       ========     ========     ========    =======     =======     =======
TOTAL RETURN++ ......................     14.66%       31.55%       56.63%     19.13%     (13.40)%     (5.20)%
                                       ========     ========     ========    =======     =======     =======

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) ......................  $605,814     $545,593     $163,215    $39,625     $17,792     $22,428
Ratio of Expenses to Average
   Net Assets .......................      1.49%        1.60%        1.85%      2.15%       2.20%       2.09%
Ratio of Net Investment Income
   to Average Net Assets ............      1.33%        1.14%        0.84%      1.56%       0.77%       0.65%
Portfolio Turnover Rate .............        31%          94%         110%       192%         84%         38%

  * PER SHARE AMOUNTS FOR THE PERIOD ARE BASED ON AVERAGE OUTSTANDING SHARES. ** AMOUNT WAS LESS THAN $0.01 PER SHARE.
  ^ FOR THE SIX MONTH PERIOD ENDED APRIL 30, 2005. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
  + THE AMOUNT SHOWN FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD DOES NOT ACCORD WITH THE AGGREGATE NET GAINS ON INVESTMENTS FOR THAT YEAR BECAUSE OF THE INVESTMENTS OF THE PORTFOLIO.
 ++ RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES. THERE WAS NO EFFECT ON THE TOTAL RETURN OF THE PORTFOLIO RESULTING FROM THE PAYMENT BY AFFILIATE.
(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND ACADIAN EMERGING MARKETS PORTFOLIO ACQUIRED THE ASSETS AND LIABILITIES OF THE UAM ACADIAN EMERGING MARKETS PORTFOLIO, A SERIES OF THE UAM FUNDS, INC. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND ACADIAN EMERGING MARKETS PORTFOLIO PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR PORTFOLIO, THE UAM ACADIAN EMERGING MARKETS PORTFOLIO.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with 38 portfolios. The financial statements herein are those of the Acadian Emerging Markets Portfolio (the "Portfolio"). The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. The Portfolio's prospectus provides a description of the Portfolio's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Portfolio.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which

THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------
     approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Portfolio are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Portfolio seeks to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Portfolio's Board of Trustees (the "Board"). The Portfolio's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

     For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Portfolio calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Portfolio calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Portfolio calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Portfolio becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Portfolio calculates net asset value, it may request that a Committee meeting be called. In addition, the Portfolio's administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Portfolio calculates net asset value. If price

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------
     movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for any Portfolio holding the relevant securities that such limits have been exceeded. In such event, the adviser or sub-adviser makes the determination whether a Committee meeting should be called based on the information provided.

     The Portfolio uses FT Interactive Data Corp. ("FT") as a third party fair valuation vendor. FT provides a fair value for foreign securities in the Portfolio based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by FT in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a "confidence interval" which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Portfolio values its non-U.S. securities that exceed the applicable "confidence interval" based upon the fair values provided by FT. In such event, it is not necessary to hold a Committee meeting. In the event that the adviser or any sub-adviser to the Portfolio believes that the fair values provided by FT are not reliable, the adviser or sub-adviser contacts the Portfolio's administrator and may request that a meeting of the Committee be held.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Portfolio does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------
     securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Portfolio may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. As of April 30, 2005, the Portfolio had no open forward foreign currency contracts.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed to a particular portfolio or share class are apportioned among the portfolios of the Trust based on the number of portfolios and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Portfolio distributes substantially all of its net investment income, if any, annually. Any net realized capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.

     REDEMPTION FEES -- The Portfolio retains a redemption fee of 2.00% on redemptions of capital shares held for less than 90 days. For shares purchased prior to March 1, 2004, the redemption fee was 1.00%. For the six months ended April 30, 2005 there were $92,713 in redemption fees retained.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly-owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------
4. ADMINISTRATIVE SERVICES, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS:

The Portfolio and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one portfolio, $250,000 for two portfolios, $350,000 for three portfolios, plus $75,000 per additional portfolio, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Portfolio's average daily net assets. For the six months ended April 30, 2005, the Portfolio paid the Administrator 0.10% of the Portfolio's average daily net assets.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees were based on the assets of the Portfolio that were serviced by the financial representative.

DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

Under the terms of an investment advisory agreement, Acadian Asset Management, Inc. (the "Adviser"), an affiliate of Old Mutual (US) Holdings, Inc., provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 1.00% of the Portfolio's average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses from exceeding 2.50% of the Portfolio's average daily net assets.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Portfolio. The Custodian plays no role in determining the investment policies of the Portfolio or which securities are to be purchased or sold by the Portfolio.

6. INVESTMENT TRANSACTIONS:

For the six months ended April 30, 2005, the Portfolio made purchases of $194,073,504 and sales of $208,081,889 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------
7. FEDERAL TAX INFORMATION:

It is the Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for foreign currency transactions. Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital. Permanent book and tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights.

The tax character of dividends and distributions paid during the last two years were as follows:
                          ORDINARY
                           INCOME
                        ------------
2004                      $740,753
2003                      $243,623

As of October 31, 2004, the components of Distributable Earnings were as follows:

     Undistributed Ordinary Income                               $  7,265,597
     Undistributed Long-Term Capital Gain                           9,742,234
     Net Unrealized Appreciation                                   86,722,057
                                                                 ------------
     Total Distributable Earnings                                $103,729,888
                                                                 ============

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolio that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2004, there were no capital loss carryforwards.

During the year ended October 31, 2004, the Portfolio utilized $239,630 of capital loss carryforwards to offset capital gains.

For Federal income tax purposes, the cost of securities owned at April 30, 2005, and the net unrealized gains or losses on securities sold for the period were not

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------
materially different from amounts reported for financial reporting purposes. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Portfolio at April 30, 2005, were as follows:

     FEDERAL TAX          APPRECIATED         DEPRECIATED        NET UNREALIZED
        COST              SECURITIES          SECURITIES          APPRECIATION
   ---------------      ---------------     ---------------      ---------------
    $480,046,810         $127,221,650        $(11,042,545)        $116,179,105

8. CONCENTRATION OF RISK:

When the Portfolio invests in foreign securities, it will be subject to risks not typically associated with domestic securities. Although ADRs and GDRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the Portfolio to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains realized or repatriated. The Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned.

At April 30, 2005, the net assets of the Portfolio were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

9. OTHER:

At April 30, 2005, 61% of total shares outstanding were held by one record shareholder owning 10% or greater of the aggregate total shares outstanding. This shareholder was comprised of an omnibus account that was held on behalf of several individual shareholders.

In the normal course of business, the Portfolio enters into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

DISCLOSURE OF PORTFOLIO EXPENSES (UNAUDITED)


--------------------------------------------------------------------------------
All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Portfolio's costs in two ways:

ACTUAL PORTFOLIO RETURN. This section helps you to estimate the actual expenses that your Portfolio incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Portfolio, and the "Ending Account Value" number is derived from deducting that expense cost from the Portfolio's gross investment return.

You can use this information, together with the actual amount you invested in the Portfolio, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Portfolio under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Portfolio's comparative cost by comparing the hypothetical result for your Portfolio in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Portfolio's actual return -- the account values shown do not apply to your specific investment.

--------------------------------------------------------------------------------

                            BEGINNING         ENDING                     EXPENSE
                             ACCOUNT          ACCOUNT     ANNUALIZED      PAID
                              VALUE            VALUE        EXPENSE      DURING
                             11/1/04          4/30/05       RATIOS       PERIOD*

--------------------------------------------------------------------------------
ACADIAN EMERGING MARKETS PORTFOLIO
--------------------------------------------------------------------------------
ACTUAL PORTFOLIO RETURN     $1,000.00        $1,146.60       1.49%       $ 7.93
HYPOTHETICAL 5% RETURN       1,000.00         1,017.41       1.49          7.45
--------------------------------------------------------------------------------
*Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

                                      NOTES

                       ACADIAN EMERGING MARKETS PORTFOLIO
                                 P.O. Box 219009
                              Kansas City, MO 64121
                                 1-866-AAM-6161

                                    ADVISER:
                         Acadian Asset Management, Inc.
                             One Post Office Square
                                Boston, MA 02109

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004




    This information must be preceded or accompanied by a current prospectus for the Portfolio described.




ACA-SA-001-0300

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                                   The Advisors' Inner Circle Fund


By (Signature and Title)*                      /s/ James F. Volk
                                               ------------------------
                                               James F. Volk, President

Date:  June 27, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                      /s/ James F. Volk
                                               ------------------------
                                               James F. Volk, President

Date:  June 27, 2005


By (Signature and Title)*                      /s/Peter J. Golden
                                               ---------------------------------
                                               Peter J. Golden, Controller & CFO

Date:  June 27, 2005


* Print the name and title of each signing officer under his or her signature.